Taxes	12 Months Ended
Dec. 31, 2017
Taxes
Taxes

10. Taxes

INCOME TAXES

The following table summarizes the income tax recognized in profit or loss for the years ended December 31, 2017, 2016 and 2015.

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)

Current tax	€(218)	€(466)	€(215)
Deferred tax	20	231	1,433
Income taxes	€(198)	€(235)	€1,218

TAX LIABILITIES

The below table illustrates the tax liabilities related captions in the balance sheet on December 31, 2017, 2016 and 2015.

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Current tax payable	€865	€1,022	€2,583
Total tax liabilities	€865	€1,022	€2,583

On December 31, 2016 and December 31, 2017, €1.0 million and €0.9 million of tax liabilities were primarily related to respectively two and one of our subsidiaries operating on a cost plus basis.

On December 31, 2015 tax liabilities included €2.6 million primarily related to the recognition of tax liabilities for two subsidiaries operating on a cost plus basis. This amount was partly due to a tax audit on the years 2008 to 2011 and underlying proposed tax adjustment amounting to €1.9 million in cash and decrease of our tax losses carried forward for €19.5 million. A liability was recognized in 2014 considering this claim and the potential risk, partly under current tax liability for €1.3 million and partly as a decrease of the R&D incentives receivables for €0.6 million. The tax adjustment was settled in cash in the fourth quarter of 2016. However, discussions are still ongoing with regard to this claim.

TAXES RECOGNIZED IN STATEMENT OF OPERATIONS

For the purpose of the disclosure below corporation tax was calculated at 34% (2016 and 2015: 34%)—which is the tax rate applied in Belgium—on the estimated assessable profit for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)

Income / loss (-) before tax	€(115,507)	€54,246	€(119,627)
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(39,261)	18,438	(40,661)
Tax expenses / income (-) in statement of operations (effective)	198	235	(1,218)
Difference in tax expense / income to explain	€39,458	€(18,203)	€39,444

Effect of tax rates in other jurisdictions	€14	€163	€328
Effect of non-taxable revenues	(11,277)	(27,399)	(5,934)
Effect of consolidation entry without tax impact	5,419	3,533	1,652
Effect of non-tax deductible expenses	404	856	10,783
Effect of recognition of previously non recognized deferred tax assets	(414)	(421)	(1,307)
Effect of change in tax rates	181
Effect of tax losses (utilized) reversed	(763)	(655)	(597)
Effect from under or over provisions in prior periods			58
Effect of non-recognition of deferred tax assets	45,895	5,720	34,783
Effect of R&D tax credit claims			(322)
Total explanations	€39,458	€(18,203)	€39,444

The main difference between the theoretical tax and the effective tax for the years 2017 and 2015 was primarily explained by the unrecognized deferred tax assets on tax losses carried forward for which we conservatively assess that it is not likely that these will be realized in the foreseeable future. The main difference between the theoretical tax and the effective tax for the year 2016 was primarily explained by non-taxable revenues from the financial profit related to the fair value re-measurement of the share subscription agreement.

Non-taxable revenues for the years ended December 31, 2015, 2016 and 2017 related to non-taxable subsidies and tax credits.